Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Revenues	$ 218,423	$ 161,606	$ 620,971	$ 473,209
Cost of services	(177,953)	(121,326)	(500,566)	(352,716)
Gross profit	40,470	40,280	120,405	120,493
Selling, general and administrative expenses	(17,449)	(16,485)	(53,190)	(46,592)
Amortization	(4,034)	(4,033)	(11,855)	(12,036)
Operating income	18,987	19,762	55,360	61,865
Interest expense, net	(3,793)	(5,011)	(12,468)	(14,691)
Other income / (expense), net	37	(130)	(383)	(629)
Income before income tax	15,231	14,621	42,509	46,545
Income tax expense	(3,565)	(3,511)	(8,940)	(10,905)
Net income	11,666	11,110	33,569	35,640
Net income / (loss) attributable to non-controlling interests
Net income attributable to shareholders	$ 11,666	$ 11,110	$ 33,569	$ 35,640
Weighted average shares outstanding:
Basic	89,876,456	87,024,655	88,452,027	86,938,883
Diluted	89,876,456	87,024,655	88,452,027	86,938,883
Net earnings per share (Note 16):
Basic	$ 0.13	$ 0.13	$ 0.38	$ 0.40
Diluted	$ 0.13	$ 0.13	$ 0.38	$ 0.40